Business Combinations - Purchase Price Consideration (Detail) (USD $)	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Aug. 01, 2012 GEN-PROBE INCORPORATED [Member]	Jan. 06, 2011 Interlace Medical, Inc [Member]	Aug. 05, 2010 Sentinelle Medical Inc. [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Cash paid				$ 3,967,866,000	$ 126,798,000	$ 84,751,000
Deferred payment				1,655,000
Contingent consideration		86,600,000	29,500,000		86,600,000	29,500,000
Fair value of stock options exchanged	2,655,000			2,655,000
Total purchase price				$ 3,972,176,000	$ 213,398,000	$ 114,251,000